Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)
Taxation (Textual)
Statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits	$ 1,200,000	$ 1,200,000
Uncertain tax benefits			$ 200,000
Accrued income taxes	15,000
Operating loss carryforwards	50,909,550
Penalties related to uncertain tax positions	277,233	204,156
Deferred tax assets, Valuation allowance	$ 3,364,677	$ 10,825,754
RMB [Member]
Taxation (Textual)
Accrued income taxes | ¥				¥ 100,000
Non resident Enterprises [Member] | CHINA
Taxation (Textual)
Effective income tax rate	10.00%
Maximum [Member]
Taxation (Textual)
Expiration year	2024
Maximum [Member] | Subsidiaries [Member] | CHINA
Taxation (Textual)
Dividend withholding tax rate	10.00%
Maximum [Member] | Subsidiaries [Member] | CHINA | Non-Transfer Pricing Matters [Member]
Taxation (Textual)
Income tax examination	2019
Maximum [Member] | Subsidiaries [Member] | CHINA | Transfer Pricing Matters [Member]
Taxation (Textual)
Income tax examination	2019
Minimum [Member]
Taxation (Textual)
Expiration year	2020
Minimum [Member] | Subsidiaries [Member] | CHINA | Non-Transfer Pricing Matters [Member]
Taxation (Textual)
Income tax examination	2011
Minimum [Member] | Subsidiaries [Member] | CHINA | Transfer Pricing Matters [Member]
Taxation (Textual)
Income tax examination	2006